Vessel Operating and Supervision Costs	12 Months Ended
Dec. 31, 2021
Vessel Operating and Supervision Costs
Vessel Operating and Supervision Costs

15. Vessel Operating and Supervision Costs

An analysis of vessel operating and supervision costs is as follows:

	For the year ended December 31,
	2019	2020	2021
Crew and vessel management employee costs	80,713	89,463	103,936
Technical maintenance expenses	37,653	39,369	37,996
Other vessel operating expenses	21,296	19,403	24,500
Total	139,662	148,235	166,432